Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables
Trade and other receivables

7.Trade and other receivables

(a)	This caption is made up as follows

	2025	2024
	US$(000)	US$(000)
Trade receivables (b)
Domestic clients	401,547	161,743
Foreign clients	85,651	55,693
Related entities, note 31(b)	406	669
	487,604	218,105
Allowance for expected credit losses (g)	(22,330)	(24,567)
	465,274	193,538
Other receivables
Tax claims (c)	591,096	535,860
Value added tax credit	59,952	61,452
Other accounts receivables to third parties	21,665	26,284
Loans to third parties	9,255	1,067
Accounts receivable from Howden Holdco Perú (h), note 27(d)	8,090	7,480
Bank accounts in trust (d)	6,744	2,839
Refund of value added tax applications (e)	6,513	8,963
Interest receivable	4,095	3,525
Advances to suppliers	3,654	2,704
Restricted bank accounts (f)	3,136	9,902
Related entities, note 31(b)	3,026	2,285
Other accounts receivables	482	1,407
	717,708	663,768
Allowance for expected credit losses (g)	(4,104)	(2,757)
	713,604	661,011
Total trade and other receivables	1,178,878	854,549

Classification by maturity:
Current portion	532,463	256,602
Non-current portion	646,415	597,947
Total trade and other receivables	1,178,878	854,549

Classification by nature:
Financial receivables	514,573	245,435
Non-financial receivables	664,305	609,114
Total trade and other receivables	1,178,878	854,549

Classification by measurement:
Trade receivables (not subject to provisional pricing)	81,103	83,466
Trade receivables (subject to provisional pricing)	384,171	110,072
Other accounts receivables	713,604	661,011
Total trade and other receivables	1,178,878	854,549

See related accounting policies in Note 2.4 (b).

(b)

Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired (except for those included in the Group’s allowance for expected credit losses, see (g)) do not yield interest and have no specific guarantees.

(c)

Corresponds to forced payments of tax debts that are in litigation and that, in the opinion of management and its legal advisors, a favorable result should be obtained in the judicial and administrative processes that have been initiated, see note 30(d):

	Payment	2025	2024
Detail	Date	US$(000)	US$(000)

Buenaventura -
Payment of tax debt for fiscal year 2007 - 2008	July 2021	470,432	420,361
Payment of tax debt for fiscal year 2010 (c.1)	July 2021	69,326	94,915
Payment of tax debt for fiscal year 2009	July 2021	57,593	51,463
SUNAT seizure for payment on account from January to December 2009; January and February 2010	December 2019	35,814	32,002
Payment of part of the tax liability debt for fiscal year 2007	November and December 2020	21,461	19,176
SUNAT seizure for payment on account on Income Tax 2007-2008-2009	January 2021	5,709	5,101
Payment in claim to SUNAT for the ITAN 2020	August 2025	4,242	—
Payment in claim to SUNAT for the year 2018	August 2023	3,183	2,844
Payment of tax debt for fiscal year 2017	December 2022	2,749	2,456
Payment in claim to SUNAT for the ITAN 2021	November 2025	2,278	—
Other minors		5,794	4,429
		678,581	632,747
Liability related to tax claims (c.2)		(102,543)	(113,140)
		576,038	519,607

El Brocal -
Payment under protest of the tax liability for fiscal year 2017	October 2023	6,705	5,993
Other minors		1,565	1,043
		8,270	7,036
Río Seco -
Forced payment of part of the VAT liability for 2012.	July to September 2019	—	3,229

La Zanja -
SUNAT seizure for income tax for fiscal year 2016	October 2022	2,668	2,384
Forced payment of part of the tax debt for fiscal year 2013-2015.	April 2021	911	814
Forced payment of part of the tax debt for fiscal year 2019	December 2023	542	484
		4,121	3,682
Other minor claims of subsidiaries		2,667	2,306
		591,096	535,860

(c.1)

In May 2025, the Group received a refund from the Tax Authority amounting to S/63.2 million (equivalent to US$17.2 million), of which S/44.7 million (equivalent to US$12.1 million) was recognized as a reduction of the related account receivable, and S/20.6 million (equivalent to US$5.6 million) was recognized as finance income. Additionally, in November 2025, the Group received a refund from the Tax Authority amounting to S/116 million (equivalent to US$34.4 million), of which S/79.2 million (equivalent to US$23.4 million) was recognized as a reduction of accounts receivable, and S/36.8 million (equivalent to US$11 million) was recognized as financial income. Additionally, the variation of the year 2025 includes the exchange rate variation.

(c.2)	As December 31, 2025, the amount includes the following:

		Tax claim liability,
	Disbursements	note 31(d)	Tax claims
Years	US$(000)	US$(000)	US$(000)

2007	201,983	—	201,983
2008	289,911	—	289,911
2009	95,184	(38,947)	56,237
2010	73,730	(63,596)	10,134
2017	2,749	—	2,749
2018	3,183	—	3,183
2019	754	—	754
2020	1,391	—	1,391
Buenaventura’s forced payments claimed	668,885	(102,543)	566,342
Other Buenaventura’s claims	9,696	—	9,696
Other Buenaventura’s subsidiaries forced payments claimed	15,058	—	15,058
Total	693,639	(102,543)	591,096

As a result of the reimbursements received in November 2025, as indicated in c.1, during that month, the Group reversed an amount of S/75,983,000 (equivalent to US$22,519,000) related to the tax claim liability initially recognized in 2023 in connection with the income tax of the 2010 fiscal year. This reversal was recognized under finance income, other, net, and current income tax expense in the amounts of US$11,906,000, US$10,574,000, and US$39,000; respectively, notes 28, 27, and 29; respectively. Additionally, the variation of the year 2025 includes the exchange rate variation.

(d)	Corresponds to collections that are deposited in a restricted account in Banco de la Nación that can only be used for the payment of tax obligations maintained by Group with the Tax Administration.
(e)	Corresponds mainly to current year refunds applications that are pending as of December 31 of each period.
(f)

Corresponds to collections that are deposited into a restricted account, which may only be used to settle financial obligations maintained by the Subsidiary Empresa de Generación Huanza .S.A. (hereinafter “Huanza”) in accordance with the finance lease agreement entered into with Banco de Crédito del Perú in 2009.

Furthermore, in December 2024, the Tax Authority issued a garnishment order, performing collection from the detraction account held by the Company at Banco de la Nación as of that date. These funds are being used to settle the Company’s tax liabilities.

(g)	Below is presented the movement in the allowance for expected credit losses:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Beginning balance	27,324	26,417	26,382
Exchange rate variation	(890)	907	35
Final balance	26,434	27,324	26,417

Trade receivables	22,330	24,567	22,276
Other receivables	4,104	2,757	4,141
	26,434	27,324	26,417

The allowance for expected credit losses of other receivables is related to accounts receivable from third parties. There is no allowance for expected credit losses of related parties’ accounts as they are expected to be fully recoverable.

In the opinion of the Group’s management, the balance of the allowance for expected credit losses is sufficient to cover adequately the risks of non-payment as of the consolidated statement of financial position.

(h)

As December 31, 2025 and 2024, the Company holds accounts receivable with Howden Holdco Perú S.A., due to the sale of its Subsidiary Contacto Corredores de Seguros S.A., for US$8.6 million, which were recognized in the consolidated financial statements at a present value at US$8.1 million and US$7.5 million, respectively. This amount will be collected in November 2026.

During 2025 and 2024, the financial update of accounts receivable generated the recognition of financial income of US$623,000 and US$599,000, respectively, see note 29(a). These accounts receivable were determined based on the contractual conditions agreed upon by the parties.